Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		¥ 1,758,582
Amortization	[1]	64,939	$ 9,341	¥ 38,957	¥ 1,012
Intangible assets and goodwill ending balance		1,874,824	269,685	1,758,582
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		383,845
Intangible assets and goodwill ending balance		440,133	63,311	383,845
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		992,290
Intangible assets and goodwill ending balance		1,052,244	151,361	992,290
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		212,636
Intangible assets and goodwill ending balance		212,636	30,587	212,636
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		169,811
Intangible assets and goodwill ending balance		169,811	$ 24,426	169,811
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		1,931,938		1,618,367
Addition		181,181		313,571
Transfer		0
Intangible assets and goodwill ending balance		2,113,119		1,931,938	1,618,367
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		551,526		136,822
Addition		0
Transfer		121,227		414,704
Intangible assets and goodwill ending balance		672,753		551,526	136,822
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		992,290		1,093,423
Addition		181,181		313,571
Transfer		(121,227)		(414,704)
Intangible assets and goodwill ending balance		1,052,244		992,290	1,093,423
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		218,311		218,311
Addition		0
Transfer		0
Intangible assets and goodwill ending balance		218,311		218,311	218,311
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		169,811		169,811
Addition		0
Transfer		0
Intangible assets and goodwill ending balance		169,811		169,811	169,811
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		173,356		134,399
Amortization		64,939		38,957
Intangible assets and goodwill ending balance		238,295		173,356	134,399
Accumulated depreciation, amortisation and impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		167,681		128,724
Amortization		64,939		38,957
Intangible assets and goodwill ending balance		232,620		167,681	128,724
Accumulated depreciation, amortisation and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization		0
Intangible assets and goodwill ending balance		0
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance		5,675		5,675
Intangible assets and goodwill ending balance		5,675		¥ 5,675	¥ 5,675
Accumulated depreciation, amortisation and impairment [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Amortization		0
Intangible assets and goodwill ending balance		¥ 0

[1]	The higher amortization charges in 2021 and 2022 are mainly due to the amortization charged on additional Technology
Know-how
recognized during the year which are transferred from Group capitalized development cost upon completion and ready for use.